Long-Term Employee Benefits (Amounts Recognized in Accumulated Other Comprehensive Loss) (Details) - Foreign Pension Plan [Member] $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net loss	$ 363
Prior service credit	(16)
Total amount recognized in accumulated other comprehensive loss	347
Estimated net loss to be amortized into net periodic benefit cost in the next fiscal year	20
Prior service cost to be amortized into net periodic benefit cost in the next fiscal year	$ 2